SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
Dec. 31, 2022
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Over the shorter of the lease terms and 5 years
Right of-use Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Over the lease terms
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years